Goodwill and Intangibles (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
There were no changes in the carrying amount of goodwill for 2014. The changes in carrying amount of goodwill for 2015 were as follows:

(In millions)	L&S	G&P	Total
Beginning balance	$116	$—	$116
Acquisitions(1)	—	2,454	2,454
Ending balance	$116	$2,454	$2,570

(1)	On December 4, 2015, the Partnership completed the MarkWest Merger, see Note 4 for more information.

Schedule of Acquired Finite-Lived Intangible Assets by Major Class
There were no intangible assets as of December 31, 2014. The Partnership’s intangible assets as of December 31, 2015 are comprised of customer contracts and relationships, as follows:

(In millions)	Gross	Accumulated Amortization	Net	Useful Life
L&S	$—	$—	$—	N/A
G&P	468	(2)	466	11-25 years
	$468	$(2)	$466

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Estimated future amortization expense related to the intangible assets at December 31, 2015 is as follows:

(In millions)
2016	32
2017	32
2018	32
2019	32
2020	32
Thereafter	306
Total	$466